Cover	Dec. 06, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2021
Entity File Number	001-39758
Entity Registrant Name	PROPTECH INVESTMENT CORPORATION II
Entity Central Index Key	0001821075
Entity Tax Identification Number	83-2426917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3415 N. Pines Way
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Wilson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	00000
City Area Code	310
Local Phone Number	954-9665
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	PTICU
Security Exchange Name	NASDAQ
Shares of Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Shares of Class A Common Stock, par value $0.0001 per share
Trading Symbol	PTIC
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the Units
Title of 12(b) Security	Redeemable Warrants included as part of the Units
Trading Symbol	PTICW
Security Exchange Name	NASDAQ